Borrowings - Schedule of Non-current and Current Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 373,567
Repayments	(166,500)
Proceeds	139,926
Other	1,660
At end of period	348,653
Non-current	174,418	€ 196,401
Current	174,235	€ 177,166
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	323,563
Repayments	(116,496)
Proceeds	89,926
Other	1,660
At end of period	298,653
Non-current	174,418
Current	124,235
Other borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	50,004
Repayments	(50,004)
Proceeds	50,000
Other	0
At end of period	50,000
Non-current	0
Current	€ 50,000